Loans Payable - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Legally obligation to pay the banks or other financial institutions		¥ 395,943	$ 58,316
Outstanding borrowings from the factoring arrangements		384,428	$ 56,620
Short-term loans		¥ 3,804,396			¥ 2,618,170			$ 560,327
Debt instrument, collateral description		As of December 31, 2019, and September 30, 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB551,734 (US$81,262), respectively, or collateralized by restricted cash balances totaling US$138,572 and US$93,572 (equivalent to RMB635,316), respectively.	As of December 31, 2019, and September 30, 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB561,515 and RMB551,734 (US$81,262), respectively, or collateralized by restricted cash balances totaling US$138,572 and US$93,572 (equivalent to RMB635,316), respectively.
Debt instrument, collateralized restricted cash		¥ 635,316						$ 93,572	$ 138,572
Weighted average interest rate		4.21%			4.05%			4.21%	4.05%
Unused line of credit for short-term loans		¥ 1,682,054			¥ 1,620,520			$ 247,740
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs		0	$ 0	¥ 295,395
Loans repayable within one year		733,365			736,814			108,013
Non-current loan		¥ 628,286			880,278			$ 92,537
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Repayment of debt					74,992
Accounts payable factored to financial institution						¥ 525,279
Debt securities maturity period description		debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020	debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs						¥ 446,000
Effective interest rate		7.00%						7.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Minimum
Debt Instrument [Line Items]
Annual interest rate						5.00%
Borrowings from Third-Party Investors | 2018 Asset-Backed Debt Securities | Maximum
Debt Instrument [Line Items]
Annual interest rate						5.50%
Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Annual interest rate	5.10%
Accounts payable factored to financial institution	¥ 587,000
Debt securities maturity period description		debt securities securitized by the 2019 factored receivables, maturing in November 2021	debt securities securitized by the 2019 factored receivables, maturing in November 2021
Proceeds from long-term loan and borrowings from third party investors, net of issuance costs	¥ 500,000
Effective interest rate		5.97%						5.97%
Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Outstanding borrowings		¥ 936,100			¥ 898,097			$ 137,873
Bank of China
Debt Instrument [Line Items]
Bank loan maturity period							3 years
Maximum borrowing capacity under credit facility							¥ 299,000
Annual interest rate							4.47%
Repayment of debt		274,000	$ 40,356	5,000
JPMorgan Chase Bank, N.A.
Debt Instrument [Line Items]
Debt instrument, collateral description					the repayment of the loan is collateralized by long-term held-to-maturity debt securities with a stated cost of US$71,000 and US$71,000 (equivalent to RMB482,062)
Debt instrument, collateralized asset carrying amount		482,062						71,000	$ 71,000
Bank loan maturity period					2 years
Maximum borrowing capacity under credit facility					¥ 800,000
Annual interest rate					3.55%				3.55%
Amount borrowed under the commitment of a bank loan					¥ 447,949
Repayment of debt		19,444	$ 2,864	¥ 0
Long-term Loan, Current Portion | Borrowings from Third-Party Investors | Asset-Backed Debt Securities
Debt Instrument [Line Items]
Loans repayable within one year		445,113						65,558
Long-term Loan | Borrowings from Third-Party Investors | 2019 Asset-Backed Debt Securities
Debt Instrument [Line Items]
Non-current loan		490,987						72,315
Building | Bank of China
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount					561,515
Building | Short-term Loan
Debt Instrument [Line Items]
Debt instrument, collateralized asset carrying amount		¥ 551,734			¥ 561,515			$ 81,262